Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility				$ 69,512	$ 49,764	$ 0
Investment in affiliates				11,400	125,062
Equity method investment income/ (loss)				(61,284)	(46,657)	15,499
Due from related parties, long-term				58,016	54,593
Due from related parties, short term				$ 18,926	13,931
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Voting interest				50.00%
Number of vessels acquired							10
Estimated maximum potential loss				$ 27,409	24,147
Investment in affiliates				4,750	4,750			$ 4,750
Loan portion				11,770	11,770
Equity method investment income/ (loss)				1,071	(274)	1,302
Unamortized difference of investment				3,357	4,034			$ 6,763
Due from related parties, long-term				16,014	14,944
Due from related parties, short term				6,645	4,453
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity				$ 12,000
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Voting interest				50.00%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								5.00%
Voting interest				0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							$ 24,100
Increase in availability under the Navios Revolving Loans				$ 30,000
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion							$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Number of vessels acquired			14
Estimated maximum potential loss				45,115	37,741
Investment in affiliates	$ 6,650			6,650	6,650
Loan portion				20,662	20,662
Payments to acquire property plant and equipment			$ 145,550
Equity method investment income/ (loss)				2,032	2,456	$ (22)
Unamortized difference of investment	$ 9,419			6,069	7,011
Due from related parties, long-term				26,445	24,412
Due from related parties, short term				12,020	$ 6,679
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity				4,503
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount			182,150
Debt instrument fair value			99,147
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility			131,550
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	5.00%
Voting interest	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity			43,500	$ 57,500
Increase in availability under the Navios Revolving Loans		$ 14,000
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion			$ 14,000